Tax - Specification of Temporary Differences and Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Differences And Deferred Tax [Abstract]
Property, plant and equipment	$ (164)	$ (89)	$ (74)
Pensions	(425)	(225)	(196)
Total basis for deferred tax	(590)	(314)	(270)
Deferred tax liability	$ (136)	$ (75)	$ (68)